UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2002

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Citizens Advisers Inc.
Address:  230 Commerce Way
          Suite 300
          Portsmouth, NH   03801

Form 13F File Number: 28-04929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ann L. Murphy
Title:   Manager Investment Operations
Phone:   603-436-1513 x 3708

Signature, Place, and Date of Signing:
Ann L. Murphy                    Portsmouth, NH             11/5/2002
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[ ]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	13F File Number	Name

      28-00399          State Street Corporation

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 156

Form 13F Information Table Value Total: $ 520,886
                                           (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE
SHARED
NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- ----
---- ---
-----
3M Company                     COM              88579Y101     7827    71170 SH       SOLE                    71170
A.O. Smith Corporation         COM              831865209      285    10030 SH       SOLE                    10030
AOL Time Warner Inc.           COM              00184A105      702    60000 SH       SOLE                    60000
AT&T Corporation               COM              001957109      600    50000 SH       SOLE                    50000
AT&T Wireless Services Inc.    COM              00209A106      406    98436 SH       SOLE                    98436
Accredo Health Inc             COM              00437V104      418     8760 SH       SOLE                     8760
Actavision, Inc.               COM              004930202     7052   294680 SH       SOLE                   294680
AdvancePCS                     COM              00790K109     4296   190670 SH       SOLE                   190670
Affiliated Computer Services I COM              008190100     8701   204500 SH       SOLE                   204500
Allergan Inc.                  COM              018490102     3784    69560 SH       SOLE                    69560
American Express Company       COM              025816109      267     8570 SH       SOLE                     8570
American International Group   COM              026874107    12293   224733 SH       SOLE                   224733
American Standard Companies In COM              029712106     5611    88190 SH       SOLE                    88190
AmerisourceBergen Corporation  COM              03073E105     4025    56360 SH       SOLE                    56360
Amgen Inc.                     COM              031162100     8349   200220 SH       SOLE                   200220
Anadarko Petroleum             COM              032511107     6033   135460 SH       SOLE                   135460
Anthem Inc.                    COM              03674B104     7510   115545 SH       SOLE                   115545
Apache Corporation             COM              037411105     6189   104107 SH       SOLE                   104107
Avon Products Inc.             COM              054303102     7605   164965 SH       SOLE                   164965
BOK Financial Corporation      COM              05561Q201      464    14290 SH       SOLE                    14290
Baker Hughes Incorporated      COM              057224107     4779   164640 SH       SOLE                   164640
Bank of America Corporation    COM              060505104    11583   181550 SH       SOLE                   181550
Banknorth Group Inc            COM              06646R107     2516   105929 SH       SOLE                   105929
Bay View Capital Corporation   COM              07262L101      510    90000 SH       SOLE                    90000
Bed Bath & Beyond Inc          COM              075896100     3068    94200 SH       SOLE                    94200
Bellsouth Corporation          COM              079860102     2558   139330 SH       SOLE                   139330
Biomet Inc.                    COM              090613100     7572   284330 SH       SOLE                   284330
Bristol-Myers Squibb Company   COM              110122108      714    30000 SH       SOLE                    30000
Burlington Resources Inc.      COM              122014103     4877   127130 SH       SOLE                   127130
Calpine Corporation            COM              131347106      247   100000 SH       SOLE                   100000
Cardinal Health Inc.           COM              14149Y108     4675    75155 SH       SOLE                    75155
Caremark Rx Inc.               COM              141705103     4532   266590 SH       SOLE                   266590
Cendant Corporation            COM              151313103      430    40000 SH       SOLE                    40000
Cephalon Inc.                  COM              156708109     6736   165010 SH       SOLE                   165010
Charming Shoppes               COM              161133103      314    46450 SH       SOLE                    46450
Chico's FAS Inc.               COM              168615102     3467   217670 SH       SOLE                   217670
ChipPAC Inc.                   COM              169657103      225   105330 SH       SOLE                   105330
Cisco Systems Inc.             COM              17275R102     7923   756020 SH       SOLE                   756020
Citigroup Inc.                 COM              172967101    10618   358099 SH       SOLE                   358099
City National Corporation      COM              178566105     4267    91230 SH       SOLE                    91230
Coach, Inc.                    COM              189754104     3647   142470 SH       SOLE                   142470
Comcast Corporation            COM              200300200     4582   219657 SH       SOLE                   219657
Concord EFS Inc.               COM              206197105     7596   478340 SH       SOLE                   478340
ConocoPhillips                 COM              20825C104     3853    83336 SH       SOLE                    83336
Costco Wholesale Corporation   COM              22160K105     3859   119200 SH       SOLE                   119200
Cox Communications Inc.        COM              224044107     4225   171830 SH       SOLE                   171830
Cullen/Frost Bankers           COM              229899109      417    12220 SH       SOLE                    12220
Darden Restaurants Inc.        COM              237194105     1608    66320 SH       SOLE                    66320
Dell Computer Corporation      COM              247025109     7322   311455 SH       SOLE                   311455
Digital Lightwave Inc.         COM              253855100      126   100000 SH       SOLE                   100000
Duane Reade Inc.               COM              263578106      400    25000 SH       SOLE                    25000
Dun & Bradstreet Corporation   COM              26483E100     4702   139900 SH       SOLE                   139900
EMC Corporation                COM              268648102      366    80000 SH       SOLE                    80000
East-West Bancorp Inc.         COM              27579R104      480    14210 SH       SOLE                    14210
Eaton Corporation              COM              278058102     1749    27440 SH       SOLE                    27440
Electronic Arts Inc.           COM              285512109    13635   206720 SH       SOLE                   206720
Eli Lilly and Company          COM              532457108     5934   107220 SH       SOLE                   107220
Entravision Comm               COM              29382R107      257    19370 SH       SOLE                    19370
Expeditors Intl Wash           COM              302130109     3380   120960 SH       SOLE                   120960
Express Scripts Inc-Cl A       COM              302182100     5675   104090 SH       SOLE                   104090
Fairchild Semiconductor Intl.  COM              303726103     2753   290720 SH       SOLE                   290720
Federal National Mortgage Asso COM              313586109     6580   110516 SH       SOLE                   110516
Federated Investors Inc. Cl-B  COM              314211103     5856   216980 SH       SOLE                   216980
Fedex Corporation              COM              31428X106     4759    95050 SH       SOLE                    95050
Flextronics International      COM              Y2573F102     4925   706440 SH       SOLE                   706440
Gannett Company, Inc.          COM              364730101     2166    30010 SH       SOLE                    30010
Gap Inc.                       COM              364760108      597    55000 SH       SOLE                    55000
Gart Sports Company            COM              366630101      357    18900 SH       SOLE                    18900
Gilead Sciences Inc.           COM              375558103     6006   179110 SH       SOLE                   179110
Gillette Company               COM              375766102     5249   177320 SH       SOLE                   177320
Goldman Sachs Group Inc.       COM              38141G104      660    10000 SH       SOLE                    10000
Graco Inc.                     COM              384109104      303    12220 SH       SOLE                    12220
Harley-Davidson Inc.           COM              412822108     8239   177382 SH       SOLE                   177382
Home Depot Inc.                COM              437076102      522    20000 SH       SOLE                    20000
IDEC Pharmaceuticals Corp.     COM              449370105     4393   105810 SH       SOLE                   105810
Illinois Tool Works            COM              452308109     4133    70856 SH       SOLE                    70856
Integra Lifesciences           COM              457985208      212    13330 SH       SOLE                    13330
Integrated Circuit Systems Inc COM              45811K208      279    17750 SH       SOLE                    17750
Intel Corporation              COM              458140100     6200   446342 SH       SOLE                   446342
Intermagnetics General Corpora COM              458771102      250    14620 SH       SOLE                    14620
International Business Machine COM              459200101      584    10000 SH       SOLE                    10000
International Rectifier Corp.  COM              460254105     2754   176310 SH       SOLE                   176310
Intersil Corporation           COM              46069S109     2020   155890 SH       SOLE                   155890
Jabil Circuit Inc.             COM              466313103     1568   106110 SH       SOLE                   106110
Johnson & Johnson              COM              478160104    13521   250025 SH       SOLE                   250025
King Pharmaceuticals Inc.      COM              495582108     3553   195552 SH       SOLE                   195552
Kohls Corporation              COM              500255104     3466    57000 SH       SOLE                    57000
Kroger Company                 COM              501044101     1785   126600 SH       SOLE                   126600
Laboratory Corp of America     COM              50540R409     3745   110875 SH       SOLE                   110875
Legg Mason Inc.                COM              524901105     1711    40200 SH       SOLE                    40200
Limited Brands Inc.            COM              532716107      287    20000 SH       SOLE                    20000
Lincoln National Corporation   COM              534187109      367    12000 SH       SOLE                    12000
Lowe's Companies               COM              548661107     4762   115032 SH       SOLE                   115032
Lucent Technologies Inc.       COM              549463107      152   200000 SH       SOLE                   200000
MBNA Corporation               COM              55262L100     4548   247470 SH       SOLE                   247470
Medical Staffing Network Holdi COM              58463F104      388    25580 SH       SOLE                    25580
Medicis Pharmaceutical         COM              584690309      203     4960 SH       SOLE                     4960
Medimmune Inc.                 COM              584699102     2986   142750 SH       SOLE                   142750
Medtronic Inc.                 COM              585055106     4887   116016 SH       SOLE                   116016
Mellon Bank Corporation        COM              58551A108     1861    71776 SH       SOLE                    71776
Microchip Technology Inc.      COM              595017104     3677   179820 SH       SOLE                   179820
Microsoft Corporation          COM              594918104    17483   399700 SH       SOLE                   399700
Nationwide Financial Services  COM              638612101      441    16500 SH       SOLE                    16500
Newfield Exploration Company   COM              651290108      354    10540 SH       SOLE                    10540
Noble Energy Inc.              COM              655044105     3563   104900 SH       SOLE                   104900
O'Charley's Inc.               COM              670823103      192    10260 SH       SOLE                    10260
O'Reilly Automotive Inc        COM              686091109      364    12730 SH       SOLE                    12730
Ocean Energy Inc.              COM              67481E106     3519   176380 SH       SOLE                   176380
Pacific Sunwear Of Calif.      COM              694873100      483    23740 SH       SOLE                    23740
Pepsico Inc.                   COM              713448108     6295   170370 SH       SOLE                   170370
Performance Food Group Company COM              713755106     4435   130590 SH       SOLE                   130590
Pfizer Inc                     COM              717081103    16127   555710 SH       SOLE                   555710
Pier One Imports               COM              720279108     5097   267260 SH       SOLE                   267260
Province Healthcare Co         COM              743977100      183    10660 SH       SOLE                    10660
QLogic Corp.                   COM              747277101     1672    64200 SH       SOLE                    64200
Qualcomm Inc.                  COM              747525103      552    20000 SH       SOLE                    20000
Respironics, Inc.              COM              761230101      291     9090 SH       SOLE                     9090
Roadway Corporation            COM              769742107      233     6340 SH       SOLE                     6340
Russell Corp Com               COM              782352108      438    29190 SH       SOLE                    29190
SBC Communications Inc.        COM              78387G103     4240   210969 SH       SOLE                   210969
SLM Corporation                COM              78442P106     4708    50551 SH       SOLE                    50551
SPX Corporation                COM              784635104     5246    51990 SH       SOLE                    51990
Safeway, Inc.                  COM              786514208     2094    93880 SH       SOLE                    93880
Sicor Inc.                     COM              825846108      474    31190 SH       SOLE                    31190
Smith International Inc.       COM              832110100     3377   115208 SH       SOLE                   115208
Sola International Inc.        COM              834092108      201    20000 SH       SOLE                    20000
Spinnaker Exploration Company  COM              84855W109      336    11720 SH       SOLE                    11720
St Jude Medical Inc.           COM              790849103     3646   102120 SH       SOLE                   102120
Steris Corporation             COM              859152100      257    10300 SH       SOLE                    10300
Symantec Corp.                 COM              871503108     5792   172220 SH       SOLE                   172220
Target Corporation             COM              87612E106     7518   254660 SH       SOLE                   254660
Tenet Healthcare Corporation   COM              88033G100     4039    81590 SH       SOLE                    81590
The Bear Stearns Companies Inc COM              073902108      705    12500 SH       SOLE                    12500
Therasense, Inc.               COM              883381105      299    21450 SH       SOLE                    21450
Thoratec Corp.                 COM              885175307      205    26160 SH       SOLE                    26160
Travelers Property Casualty Co COM              89420G109      200    15133 SH       SOLE                    15133
Travelers Property Casualty Co COM              89420G406      420    31073 SH       SOLE                    31073
Triad Hospitals Inc.           COM              89579K109     5499   144890 SH       SOLE                   144890
Trimeris, Inc.                 COM              896263100      211     4720 SH       SOLE                     4720
UCBH Holdings Inc              COM              90262T308      389     9900 SH       SOLE                     9900
Unisys Corporation             COM              909214108      420    60000 SH       SOLE                    60000
United Natural Foods Inc.      COM              911163103      390    16920 SH       SOLE                    16920
UnitedHealth Group Incorporate COM              91324P102     3818    43770 SH       SOLE                    43770
Verizon Communications         COM              92343V104     4114   149942 SH       SOLE                   149942
Viacom Inc. Cl. B              COM              925524308     8215   202591 SH       SOLE                   202591
Vivendi Universal SA           COM              92851s204      342    30000 SH       SOLE                    30000
Walgreen Company               COM              931422109     4260   138488 SH       SOLE                   138488
Washington Post Company        COM              939640108     4459     6870 SH       SOLE                     6870
Waste Connections Inc.         COM              941053100      272     7820 SH       SOLE                     7820
Watson Pharmaceuticals Inc.    COM              942683103      613    25000 SH       SOLE                    25000
Weatherford International Ltd. COM              G95089101     3433    92440 SH       SOLE                    92440
Wellpoint Health Networks      COM              94973H108     1662    22680 SH       SOLE                    22680
Wells Fargo and Company        COM              949746101     5287   109770 SH       SOLE                   109770
Western Gas Resources          COM              958259103      343    10980 SH       SOLE                    10980
XTO Energy Inc.                COM              98385X106      365    17710 SH       SOLE                    17710
Xoma Ltd.                      COM              G9825R107      211    33730 SH       SOLE                    33730